Supplementary Balance Sheet Information - Schedule of Deferred Revenue (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Deferred Revenue Disclosure [Abstract]
Deferred income relating to warranty and installations commitments	$ 25,916	$ 21,408	$ 15,588
Deferred income	12,092	3,446
Deferred income Total	$ 38,008	$ 24,854